Other Non-Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Other Non-Current Assets, Net [Abstract]
Schedule of Other Non-Current Assets, Net

Other non-current assets consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	$	$
		Unaudited
Long-term receivables (Note i)	587	587
Long-term lease deposits	194	340
Educational content	810	720
Others	13	—
Sub-total	1,604	1,647
Less: allowance for doubtful accounts (Note i)	(308)	(308)
Total	1,296	1,339

(Note i) Long-term receivables related to Bay State College. 60% of the total value is expected to be collected by the end of the year 2025, and the remaining 40% will be due by the end of the year 2026.